Summary of Option Activity (Detail) (Employees, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	1,579,732
Number of shares, Exercised	(1,095,732)
Number of shares, Outstanding, Ending	484,000	1,579,732
Number of shares, Exercisable	484,000
Weighted-average exercise price, Outstanding, Beginning	$ 0.50
Weighted-average exercise price, Exercised	$ 0.45
Weighted-average exercise price, Outstanding, Ending	$ 0.35	$ 0.50
Weighted-average exercise price: Exercisable	$ 0.35
Weighted-average remaining contractual term (years), Outstanding	5 years 8 months 23 days	6 years 4 months 13 days
Weighted-average remaining contractual term (years), Exercisable	5 years 8 months 23 days
Aggregated intrinsic value, Outstanding, Beginning	$ 3,389
Aggregated intrinsic value, Outstanding, Ending	1,528	3,389
Aggregated intrinsic value, Exercisable	$ 1,528